Income Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 30, 2015	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Numerator:
Income from continuing operations attributable to common stockholders-basic		$ 4,080	$ 102,088	$ 2,011,846
Add back-interest on convertible notes				5,456
Income from continuing operations attributable to common stockholders-diluted		4,080	102,088	2,017,302
(Loss) income from discontinued operations attributable to common stockholders-basic and diluted		(27)	63,377	97,327
Income attributable to common stockholders- diluted		$ 4,053	$ 165,465	$ 2,114,629
Denominator:
Basic weighted average shares		1,044,427	1,024,377	971,102
Outstanding options and restricted shares, net (in shares)		16,399	17,985	21,967
Convertible notes				24,792
Diluted weighted average shares		1,060,826	1,042,362	1,017,861
Basic income per share:
Continuing operations		$ 0.00	$ 0.10	$ 2.07
Discontinued operations		0.00	0.06	0.10
Net basic income per share		0.00	0.16	2.17
Diluted income per share:
Continuing operations		0.00	0.10	1.98
Discontinued operations		0.00	0.06	0.10
Net diluted income per share		$ 0.00	$ 0.16	$ 2.08
Stock options
Antidilutive securities excluded from computation of income per share
Shares excluded from the computation of diluted income per share		3,200	3,464	2,777
8.5% convertible notes due May 2015
Convertible notes due 2015
Convertible notes amount	$ 64,089
Shares issued for EnvisionRx acquisition (in shares)	24,762